Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	March 31, 2022	December 31, 2021
Leasehold improvements	$-	$-
Machinery and equipment	233,641	225,000
Furniture and fixtures	-	-
Construction in progress	-	-
	233,641	225,000
Less: Accumulated depreciation	-	-
	$233,641	$225,000

	December 31, 2021	December 31, 2020
Leasehold improvements	$-	$2,770,385
Machinery and equipment	225,000	1,065,885
Furniture and fixtures	-	43,331
Construction in progress	-	227,995
	225,000	4,107,596
Less: Accumulated depreciation	-	(1,392,825)
	$225,000	$2,714,771